Revenue Recognition - Disaggregation of Revenue (Details) - Marketwise, LLC - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Net revenue	$ 141,884	$ 81,905	$ 261,225	$ 157,739	$ 360,793	$ 265,398	$ 232,865
Related party revenue	246	890	619	1,438	3,386	6,825	5,583
Total net revenue	142,130	82,795	261,844	159,177	364,179	272,223	238,448
United States
Disaggregation of Revenue [Line Items]
Total net revenue	141,599	82,163	260,873	157,773	361,547	265,647	226,167
International
Disaggregation of Revenue [Line Items]
Total net revenue	531	632	971	1,404	2,632	6,576	12,281
Lifetime subscriptions
Disaggregation of Revenue [Line Items]
Total net revenue	49,867	33,035	90,031	62,088	134,525	98,578	71,215
Term subscriptions
Disaggregation of Revenue [Line Items]
Total net revenue	91,017	47,584	168,500	93,834	221,740	162,062	158,475
Non-subscription revenue
Disaggregation of Revenue [Line Items]
Total net revenue	1,246	2,176	3,313	3,255	7,914	11,583	8,758
Transferred over time
Disaggregation of Revenue [Line Items]
Related party revenue	0	0	0	0	0	0	0
Total net revenue	140,884	80,619	258,531	155,922	356,265	260,640	229,690
Transferred at a point in time
Disaggregation of Revenue [Line Items]
Related party revenue	246	890	619	1,438	3,386	6,825	5,583
Total net revenue	1,246	2,176	3,313	3,255	7,914	11,583	8,758
Subscriptions
Disaggregation of Revenue [Line Items]
Net revenue	140,884	80,619	258,531	155,922	356,265	260,640	229,690
Subscriptions | Transferred over time
Disaggregation of Revenue [Line Items]
Net revenue	140,884	80,619	258,531	155,922	356,265	260,640	229,690
Subscriptions | Transferred at a point in time
Disaggregation of Revenue [Line Items]
Net revenue	0	0	0	0	0	0	0
Advertising
Disaggregation of Revenue [Line Items]
Net revenue	635	662	1,545	1,006	1,965	2,669	3,042
Advertising | Transferred over time
Disaggregation of Revenue [Line Items]
Net revenue	0	0	0	0	0	0	0
Advertising | Transferred at a point in time
Disaggregation of Revenue [Line Items]
Net revenue	635	662	1,545	1,006	1,965	2,669	3,042
Revenue Share (Third-party)
Disaggregation of Revenue [Line Items]
Net revenue	365	624	1,149	811	2,563	2,089	133
Revenue Share (Third-party) | Transferred over time
Disaggregation of Revenue [Line Items]
Net revenue	0	0	0	0	0	0	0
Revenue Share (Third-party) | Transferred at a point in time
Disaggregation of Revenue [Line Items]
Net revenue	$ 365	$ 624	$ 1,149	$ 811	$ 2,563	$ 2,089	$ 133